Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	R (6,188)	R (7,385)
Total weakening	6,188	7,385
United States of America, Dollars
Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	(1,703)	(8,144)
Total weakening	1,703	8,144
Euro Member Countries, Euro
Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	(7,803)	(124)
Total weakening	7,803	124
Mozambique, Meticais
Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	2	792
Total weakening	(2)	(792)
Singapore, Dollars
Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	3,316	72
Total weakening	(3,316)	(72)
Poland, Zlotych
Risk management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening		19
Total weakening		R (19)